Condensed Consolidating Guarantor Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Consolidating Guarantor Balance Sheets

The following schedules present the condensed consolidated financial information as of September 30, 2017 and December 31, 2016 and for the nine months ended September 30, 2017 and 2016, for the Parent, Subsidiary Issuers, Guarantors and Non-Guarantors.

	September 30, 2017
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$—	$—	$213	$13	$—	$226
Restricted cash	—	—	36	22	—	58
Accounts receivable, net	—	—	105	2	(3)	104
Timeshare financing receivables, net	—	—	405	650	—	1,055
Inventory	—	—	475	—	—	475
Property and equipment, net	—	—	261	5	—	266
Investment in unconsolidated affiliate	—	—	41	—	—	41
Intangible assets, net	—	—	72	—	—	72
Other assets	—	2	43	9	(3)	51
Investments in subsidiaries	333	821	81	—	(1,235)	—

TOTAL ASSETS	$333	$823	$1,732	$701	$(1,241)	$2,348

LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	$—	$6	$317	$7	$(6)	$324
Advance deposits	—	—	101	1	—	102
Debt	—	484	—	—	—	484
Non-recourse debt	—	—	—	612	—	612
Deferred revenues	—	—	119	—	—	119
Deferred income tax liabilities	—	—	374	—	—	374
Total equity	333	333	821	81	(1,235)	333

TOTAL LIABILITIES AND EQUITY	$333	$823	$1,732	$701	$(1,241)	$2,348

	December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash	$—	$—	$47	$1	$—	$48
Restricted cash	—	—	81	22	—	103
Accounts receivable, net	—	—	123	18	(18)	123
Timeshare financing receivables, net	—	—	263	762	—	1,025
Inventory	—	—	510	3	—	513
Property and equipment, net	—	—	253	3	—	256
Intangible assets, net	—	—	70	—	—	70
Other assets	—	2	43	14	(17)	42
Investments in subsidiaries	167	657	115	—	(939)	—

TOTAL ASSETS	$167	$659	$1,505	$823	$(974)	$2,180

LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	$—	$2	$251	$3	$(25)	$231
Advance deposits	—	—	102	1	—	103
Debt	—	490	—	10	(10)	490
Non-recourse debt	—	—	—	694	—	694
Deferred revenues	—	—	106	—	—	106
Deferred income tax liabilities	—	—	389	—	—	389
Total equity	167	167	657	115	(939)	167

TOTAL LIABILITIES AND EQUITY	$167	$659	$1,505	$823	$(974)	$2,180

The following schedules present the condensed consolidated financial information as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014, for the Parent, Subsidiary Issuers, Guarantors and Non-Guarantors.

	December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash	$—	$—	$47	$1	$—	$48
Restricted Cash	—	—	81	22	—	103
Accounts receivable, net	—	—	123	18	(18)	123
Timeshare financing receivables, net	—	—	263	762	—	1,025
Inventory	—	—	510	3	—	513
Property and equipment, net	—	—	253	3	—	256
Intangible assets, net	—	—	70	—	—	70
Other assets	—	2	43	14	(17)	42
Investments in subsidiaries	167	657	115	—	(939)	—

TOTAL ASSETS	$167	$659	$1,505	$823	$(974)	$2,180

LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	$—	$2	$251	$3	$(25)	$231
Advance deposits	—	—	102	1	—	103
Debt	—	490	—	10	(10)	490
Non-recourse debt	—	—	—	694	—	694
Deferred revenues	—	—	106	—	—	106
Deferred income tax liabilities	—	—	389	—	—	389
Total equity	167	167	657	115	(939)	167

TOTAL LIABILITIES AND EQUITY	$167	$659	$1,505	$823	$(974)	$2,180

	December 31, 2015
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash	$—	$—	$4	$—	$—	$4
Restricted Cash	—	—	58	17	—	75
Accounts receivable, net	—	—	92	6	(9)	89
Timeshare financing receivables, net	—	—	446	530	—	976
Inventory	—	—	407	5	—	412
Property and equipment, net	—	—	48	3	—	51
Intangible assets, net	—	—	74	—	—	74
Other assets	—	—	33	10	—	43
Investments in subsidiaries	—	—	66	—	(66)	—

TOTAL ASSETS	$—	$—	$1,228	$571	$(75)	$1,724

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable, accrued expenses and other	$—	$—	$215	$2	$(9)	$208
Advance deposits	—	—	95	1	—	96
Allocated Parent debt	—	—	634	—	—	634
Non-recourse debt	—	—	—	502	—	502
Deferred revenues	—	—	103	—	—	103
Deferred income tax liabilities	—	—	287	—	—	287
Total equity (deficit)	—	—	(106)	66	(66)	(106)

TOTAL LIABILITIES AND EQUITY (DEFICIT)	$—	$—	$1,228	$571	$(75)	$1,724

Schedule of Condensed Consolidating Guarantor Statements of Operations
	For the Nine Months Ended September 30, 2017
				Non-
	Parent	Issuers	Guarantors	Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$380	$26	$—	$406
Sales, Marketing, license and other fees	—	—	407	2	(8)	401
Financing	—	—	50	64	(5)	109
Resort and club management	—	—	106	2	—	108
Rental and ancillary service	—	—	136	2	—	138
Cost reimbursements	—	—	99	3	—	102

Total revenues	—	—	1,178	99	(13)	1,264

Expenses
Cost of VOI sales	—	—	105	2	—	107
Sales and Marketing	—	—	487	13	(8)	492
Financing	—	—	13	24	(5)	32
Resort and club management	—	—	30	2	—	32
Rental and ancillary service	—	—	87	1	—	88
General and administrative	—	—	72	3	—	75
Depreciation and amortization	—	—	21	—	—	21
License fee expense	—	—	65	—	—	65
Cost reimbursements	—	—	99	3	—	102

Total operating expenses	—	—	979	48	(13)	1,014
Gain on foreign currency transactions	—	—	1	—	—	1
Interest expense	—	(21)	—	—	—	(21)
Equity in earnings from unconsolidated affiliate	—	—	1	—	—	1

Income (loss) before income taxes	—	(21)	201	51	—	231
Income tax expense	—	—	(86)	(1)		(87)

Income (loss) before equity in earnings (loss) from subsidiaries	—	(21)	115	50	—	144
Equity in earnings (loss) from subsidiaries	144	165	50	—	(359)	—

Net income (loss)	$144	$144	$165	$50	$(359)	$144

	For the Nine Months Ended September 30, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$356	$3	$—	$359
Sales, Marketing, license and other fees	—	—	382	1	(1)	382
Financing	—	—	59	44	(3)	100
Resort and club management	—	—	97	1	—	98
Rental and ancillary service	—	—	133	2	—	135
Cost reimbursements	—	—	92	2	—	94

Total revenues	—	—	1,119	53	(4)	1,168

Expenses
Cost of VOI sales	—	—	109	1	—	110
Sales and Marketing	—	—	443	1	(1)	443
Financing	—	—	13	14	(3)	24
Resort and club management	—	—	25	—	—	25
Rental and ancillary service	—	—	81	5	—	86
General and administrative	—	—	61	—	—	61
Depreciation and amortization	—	—	17	—	—	17
License fee expense	—	—	61	—	—	61
Cost reimbursements	—	—	92	2	—	94

Total operating expenses	—	—	902	23	(4)	921
Gain on foreign currency transactions	—	—	2	—	—	2
Allocated Parent Interest expense	(11)	—	(9)	—	—	(20)
Other loss, net	—	—	(1)	—	—	(1)

Income (loss) before income taxes	(11)	—	209	30	—	228
Income tax expense	—	—	(98)	—	—	(98)

Income (loss) before equity in earnings (loss) from subsidiaries	(11)	—	111	30	—	130
Equity in earnings (loss) from subsidiaries	141	—	30	—	(171)	—

Net income (loss)	$130	$—	$141	$30	$(171)	$130

	For the Year Ended December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$495	$13	$—	$508
Sales, Marketing, license and other fees	—	—	501	2	(4)	499
Financing	—	—	73	66	(5)	134
Resort and club management	—	—	143	—	—	143
Rental and ancillary service	—	—	171	2	—	173
Cost reimbursements	—	—	123	3	—	126

Total revenues	—	—	1,506	86	(9)	1,583

Expenses
Cost of VOI sales	—	—	150	2	—	152
Sales and Marketing	—	—	605	4	(4)	605
Financing	—	—	18	19	(5)	32
Resort and club management	—	—	36	—	—	36
Rental and ancillary service	—	—	108	5	—	113
General and administrative	—	1	91	—	—	92
Depreciation and amortization	—	—	24	—	—	24
License fee expense	—	—	80	—	—	80
Cost reimbursements	—	—	123	3	—	126

Total operating expenses	—	1	1,235	33	(9)	1,260
Allocated Parent interest expense	(17)	—	(9)	—	—	(26)
Interest expense	—	(3)	—	—	—	(3)
Other loss, net	—	—	(1)	—	—	(1)

Income (loss) before income taxes	(17)	(4)	261	53	—	293
Income tax expense	—	—	(125)	—	—	(125)

Income (loss) before equity in earnings (loss) from subsidiaries	(17)	(4)	136	53	—	168
Equity in earnings (loss) from subsidiaries	185	189	53	—	(427)	—

Net income (loss)	$168	$185	$189	$53	$(427)	$168

	For the Year Ended December 31, 2015
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$488	$4	$—	$492
Sales, Marketing, license and other fees	—	—	457	2	(2)	457
Financing	—	—	60	73	(6)	127
Resort and club management	—	—	125	—	—	125
Rental and ancillary service	—	—	161	3	—	164
Cost reimbursements	—	—	106	4	—	110

Total revenues	—	—	1,397	86	(8)	1,475

Expenses
Cost of VOI sales	—	—	172	1	—	173
Sales and Marketing	—	—	542	1	(2)	541
Financing	—	—	16	22	(6)	32
Resort and club management	—	—	32	—	—	32
Rental and ancillary service	—	—	108	5	—	113
General and administrative	—	—	57	—	—	57
Depreciation and amortization	—	—	22	—	—	22
License fee expense	—	—	74	—	—	74
Cost reimbursements	—	—	106	4	—	110

Total operating expenses	—	—	1,129	33	(8)	1,154
Allocated Parent interest expense	—	—	(29)	—	—	(29)

Income before income taxes	—	—	239	53	—	292
Income tax expense	—	—	(118)	—		(118)

Income before equity in earnings (loss) from subsidiaries	—	—	121	53	—	174
Equity in earnings (loss) from subsidiaries	—	—	53	—	(53)	—

Net income (loss)	$—	$—	$174	$53	$(53)	$174

	For the Year Ended December 31, 2014
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Revenues
Sales of VOI’s, net	$—	$—	$517	$3	$—	$520
Sales, Marketing, license and other fees	—	—	300	1	(1)	300
Financing	—	—	39	89	(7)	121
Resort and club management	—	—	112	—	—	112
Rental and ancillary service	—	—	154	3	—	157
Cost reimbursements	—	—	103	4	—	107

Total revenues	—	—	1,225	100	(8)	1,317

Expenses
Cost of VOI sales	—	—	125	1	—	126
Sales and Marketing	—	—	479	1	(1)	479
Financing	—	—	15	25	(7)	33
Resort and club management	—	—	29	—	—	29
Rental and ancillary service	—	—	104	6	—	110
General and administrative	—	—	40	—	—	40
Depreciation and amortization	—	—	18	—	—	18
License fee expense	—	—	62	—	—	62
Cost reimbursements	—	—	103	4	—	107

Total operating expenses	—	—	975	37	(8)	1,004
Allocated Parent interest expense	—	—	(36)	—	—	(36)
Other gain, net	—	—	5	—	—	5
Loss on foreign currency transactions	—	—	(2)	—	—	(2)

Income before income taxes	—	—	217	63	—	280
Income tax expense	—	—	(113)	—		(113)

Income before equity in earnings (loss) from subsidiaries	—	—	104	63	—	167
Equity in earnings (loss) from subsidiaries	—	—	63	—	(63)	—

Net income (loss)	$—	$—	$167	$63	$(63)	$167

Schedule of Condensed Consolidating Guarantor Statements of Cash Flows

	For the Nine Months Ended September 30, 2017
				Non-
	Parent	Issuers	Guarantors	Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$(16)	$135	$190	$(10)	$299

Investing Activities
Capital expenditures for property and equipment	—	—	(23)	(2)	—	(25)
Software capitalization costs	—	—	(12)	—	—	(12)
Investment in unconsolidated affiliate	—	—	(40)	—	—	(40)

Net cash used in investing activities	—	—	(75)	(2)	—	(77)

Financing Activities
Issuance of non-recourse debt	—	—	—	350	—	350
Repayment of non-recourse debt	—	—	—	(428)	—	(428)
Repayment of debt	—	(7)	—	—	—	(7)
Debt issuance costs	—	—	—	(5)	—	(5)
Proceeds from stock option exercises	—	—	1	—	—	1
Intercompany transfers	—	23	60	(93)	10	—

Net cash provided by (used in) financing activities	—	16	61	(176)	10	(89)

Net increase in cash, cash equivalents and restricted cash	—	—	121	12	—	133
Cash, cash equivalent and restricted cash, beginning of period	—	—	128	23	—	151

Cash, cash equivalent and restricted cash, end of period	$—	$—	$249	$35	$—	$284

	For the Nine Months Ended September 30, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$—	$16	$126	$(9)	$133

Investing Activities
Capital expenditures for property and equipment	—	—	(16)	—	—	(16)
Software capitalization costs	—	—	(5)	—	—	(5)

Net cash used in investing activities	—	—	(21)	—	—	(21)

Financing Activities
Repayment of non-recourse debt	—	—	—	(85)	—	(85)
Debt issuance costs	(6)	—	—	—	—	(6)
Allocated Parent debt activity	111	—	—	—	—	111
Net transfers to Parent(1)	(114)	—	—	—	—	(114)
Intercompany transfers	9	—	25	(43)	9	—

Net cash provided by (used in) financing activities	—	—	25	(128)	9	(94)

Net increase (decrease) in cash, cash equivalents and restricted cash	—	—	20	(2)	—	18
Cash, cash equivalents and restricted cash, beginning of period	—	—	62	17	—	79

Cash, cash equivalents and restricted cash, end of period	$—	$—	$82	$15	$—	$97

(1)	Amounts represent activities with Hilton

	For the Year Ended December 31, 2016
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$4	$408	$(187)	$(67)	$158

Investing Activities
Capital expenditures for property and equipment	—	—	(26)	—	—	(26)
Software capitalization costs	—	—	(8)	—	—	(8)

Net cash used in investing activities	—	—	(34)	—	—	(34)

Financing Activities
Issuance of non-recourse debt	—	—	—	300	—	300
Repayment of non-recourse debt	—	—	—	(110)	—	(110)
Issuance of debt	—	200	—	—	—	200
Debt issuance costs	—	(4)	(3)	(3)	—	(10)
Changes in restricted cash	—	—	—	(4)	—	(4)
Allocated debt activity(1)	111	—	—	—	—	111
Net tranfers to Parent(1)	(567)	—	—	—	—	(567)
Distribution to Parent(1)	—	—	—	—	—	—
Intercompany transfers	456	(200)	(328)	5	67	—

Net cash provided by (used in) financing activities	—	(4)	(331)	188	67	(80)

Net increase in cash	—	—	43	1	—	44
Cash, beginning of period	—	—	4	—	—	4

Cash, end of period	$—	$—	$47	$1	$—	$48

(1)	Amounts represent activities with Hilton.

	For the Year Ended December 31, 2015
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$—	$(4)	$117	$18	$131

Investing Activities
Capital expenditures for property and equipment	—	—	(12)	—	—	(12)
Proceeds from asset dispositions	—	—	—	—	—	—
Software capitalization costs	—	—	(6)	—	—	(6)

Net cash used in investing activities	—	—	(18)	—	—	(18)

Financing Activities
Repayment of non-recourse debt	—	—	—	(125)	—	(125)
Changes in restricted cash	—	—	—	8	—	8
Allocated debt activity(1)	—	—	(87)	—	—	(87)
Net tranfers from Parent(1)	—	—	95	—	—	95
Distribution to Parent(1)	—	—	(2)	—	—	(2)
Intercompany transfers	—	—	18		(18)	—

Net cash provided by (used in) financing activities	—	—	24	(117)	(18)	(111)

Net increase in cash	—	—	2	—	—	2
Cash, beginning of period	—	—	2	—	—	2

Cash, end of period	$—	$—	$4	$—	$—	$4

(1)	Amounts represent activities with Hilton.

	For the Year Ended December 31, 2014
($ in millions)	Parent	Issuers	Guarantors	Non- Guarantors	Eliminations	Total
Operating Activities
Net cash provided by (used in) operating activities	$—	$—	$184	$127	$(98)	$213

Investing Activities
Capital expenditures for property and equipment	—	—	(12)	—	—	(12)
Proceeds from asset dispositions	—	—	6	—	—	6
Software capitalization costs	—	—	(5)	—	—	(5)

Net cash used in investing activities	—	—	(11)	—	—	(11)

Financing Activities
Issuance of non-recourse debt	—	—	—	350	—	350
Repayment of non-recourse debt	—	—	—	(391)	—	(391)
Debt issuance costs	—	—	—	(6)	—	(6)
Changes in restricted cash	—	—	—	(4)	—	(4)
Allocated debt activity(1)	—	—	(112)	—	—	(112)
Net transfers to Parent(1)	—	—	(39)	—	—	(39)
Intercompany transfers	—		(22)	(76)	98	—

Net cash provided by (used in) financing activities	—	—	(173)	(127)	98	(202)

Net increase in cash	—	—	—	—	—	—
Cash, beginning of period	—	—	2	—	—	2

Cash, end of period	$—	$—	$2	$—	$—	$2

(1)	Amounts represent activities with Hilton.